Muzinich Low Duration Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 90.5%		Par	Value
Aerospace/Defense - 0.1%
Czechoslovak Group AS, 5.25%, 01/10/2031	EUR	$1,225,000	$1,452,891

Airlines - 1.7%
Air Canada, 3.88%, 08/15/2026 (a)		1,595,000	1,587,847
Air France-KLM, 4.63%, 05/23/2029	EUR	2,000,000	2,320,636
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)		262,083	262,442
Delta Air Lines, Inc.
4.95%, 07/10/2028		2,435,000	2,444,023
5.25%, 07/10/2030		1,200,000	1,208,525
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (a)		288,750	288,415
easyJet PLC, 3.75%, 03/20/2031	EUR	1,700,000	1,955,478
Finnair Oyj
4.75%, 05/24/2029	EUR	1,500,000	1,731,688
4.25%, 11/27/2030	EUR	1,400,000	1,583,737
OneSky Flight LLC, 8.88%, 12/15/2029 (a)		675,000	697,125
Transportes Aereos Portugueses SA, 5.13%, 11/15/2029	EUR	3,000,000	3,411,773
United Airlines Holdings, Inc., 5.38%, 03/01/2031		975,000	956,044
			18,447,733

Automotive & Auto Parts - 9.4%
Benteler International Austria GmbH, 7.25%, 06/15/2031	EUR	950,000	1,141,416
Clarios Global LP / Clarios US Finance Co., 4.75%, 06/15/2031	EUR	1,000,000	1,137,754
Ford Motor Credit Co. LLC
6.95%, 06/10/2026		800,000	801,942
5.80%, 03/05/2027		3,000,000	3,017,036
4.13%, 08/17/2027		1,050,000	1,036,157
5.92%, 03/20/2028		1,975,000	2,000,793
3.62%, 07/27/2028	EUR	2,050,000	2,349,366
6.80%, 11/07/2028		1,800,000	1,863,557
4.17%, 11/21/2028	EUR	2,500,000	2,891,604
5.80%, 03/08/2029		550,000	556,324
5.30%, 09/06/2029		750,000	745,706
3.78%, 09/16/2029	EUR	3,000,000	3,404,673
4.45%, 02/14/2030	EUR	3,000,000	3,478,732
Forvia SE
2.75%, 02/15/2027	EUR	529,000	603,794
2.38%, 06/15/2027	EUR	183,000	207,476
3.75%, 06/15/2028	EUR	510,714	580,703
5.38%, 03/15/2031	EUR	1,625,000	1,856,165
5.50%, 06/15/2031	EUR	1,325,000	1,520,320
General Motors Financial Co., Inc.
5.40%, 04/06/2026		1,000,000	1,000,097
2.35%, 02/26/2027		2,000,000	1,962,102
5.40%, 05/08/2027		2,340,000	2,361,118
5.00%, 07/15/2027		875,000	879,813
5.05%, 04/04/2028		25,000	25,219
5.80%, 06/23/2028		1,000,000	1,024,371
5.80%, 01/07/2029		1,300,000	1,337,994
Gestamp Automocion SA, 4.38%, 10/15/2030	EUR	2,200,000	2,525,297
Goodyear Europe BV, 2.75%, 08/15/2028	EUR	425,000	473,928
Harley-Davidson Financial Services, Inc., 4.00%, 03/12/2030	EUR	2,650,000	3,024,248
Hyundai Capital America
4.25%, 09/18/2028 (a)		550,000	545,112
5.30%, 06/24/2029 (a)		2,500,000	2,539,821
IHO Verwaltungs GmbH
8.75% (or 9.50% PIK), 05/15/2028	EUR	1,750,000	2,074,383
6.75% (or 7.50% PIK), 11/15/2029	EUR	2,050,000	2,463,307
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/2028	EUR	5,525,000	6,348,438
Kia Corp., 1.75%, 10/16/2026		3,000,000	2,956,840
LKQ Corp., 5.75%, 06/15/2028		260,000	264,687
Mahle GmbH, 6.50%, 05/02/2031	EUR	1,550,000	1,818,682
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026 (a)		1,000,000	1,005,507
6.95%, 09/15/2026		1,000,000	1,005,507
5.63%, 09/29/2028 (a)		1,625,000	1,596,762
6.13%, 09/30/2030 (a)		2,225,000	2,134,956
Nissan Motor Co. Ltd., 4.35%, 09/17/2027 (a)		2,500,000	2,433,696
Porsche Automobil Holding SE, 3.75%, 09/27/2029	EUR	3,000,000	3,456,230
RAC Bond Co. PLC, 5.75%, 11/06/2029	GBP	1,450,000	1,923,266
RCI Banque SA, 2.94% (3 mo. EURIBOR + 0.90%), 03/05/2029	EUR	1,900,000	2,201,639
Renault SA, 3.88%, 09/30/2030	EUR	1,200,000	1,363,166
Schaeffler AG, 4.75%, 08/14/2029	EUR	2,500,000	2,883,458
Stellantis Finance US, Inc., 5.75%, 03/18/2030 (a)		1,570,000	1,561,757
Stellantis Financial Services US Corp.
4.95%, 09/15/2028 (a)		730,000	726,075
5.40%, 09/15/2030 (a)		2,000,000	1,964,692
Stellantis NV, 3.38%, 11/19/2028	EUR	3,300,000	3,761,529
Valeo SE, 1.00%, 08/03/2028	EUR	4,000,000	4,285,003
Volkswagen Leasing GmbH, 3.88%, 10/11/2028	EUR	3,000,000	3,498,137
ZF Europe Finance BV
4.75%, 01/31/2029	EUR	1,000,000	1,121,167
6.13%, 03/13/2029	EUR	1,400,000	1,630,885
7.00%, 06/12/2030	EUR	600,000	709,324
ZF Finance GmbH, 2.25%, 05/03/2028	EUR	1,400,000	1,540,818
			103,622,549

Banking - 20.1%
Abanca Corp. Bancaria SA, 8.38% to 09/23/2028 then 5 yr. Swap Rate EUR + 5.25%, 09/23/2033	EUR	3,600,000	4,527,907
ABN AMRO Bank NV, 5.13% to 02/22/2028 then 5 yr. Swap Rate EUR + 2.45%, 02/22/2033	EUR	3,000,000	3,536,958
AIB Group PLC, 4.63% to 05/20/2030 then 5 yr. Swap Rate EUR + 1.90%, 05/20/2035	EUR	3,000,000	3,519,668
Banco Santander SA
2.25% to 10/04/2027 then UK Government Bonds 5 Year Note Generic Bid Yield + 1.65%, 10/04/2032	GBP	2,000,000	2,540,488
5.75% to 08/23/2028 then 5 yr. Swap Rate EUR + 2.85%, 08/23/2033	EUR	1,100,000	1,316,945
5.00% to 04/22/2029 then 5 yr. Swap Rate EUR + 2.50%, 04/22/2034	EUR	2,800,000	3,320,305
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027		900,000	892,525
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028		1,300,000	1,277,473
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029		1,800,000	1,856,912
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		2,150,000	2,191,472
Bank of Ireland Group PLC
6.75% to 03/01/2028 then 5 yr. Swap Rate EUR + 4.15%, 03/01/2033	EUR	2,575,000	3,116,341
4.75% to 08/10/2029 then 5 yr. Swap Rate EUR + 1.85%, 08/10/2034	EUR	3,200,000	3,763,506
Bankinter SA, 5.00% to 06/25/2029 then 5 yr. Swap Rate EUR + 2.35%, 06/25/2034	EUR	2,000,000	2,356,226
Banque Federative du Credit Mutuel SA
3.88% to 06/16/2027 then 5 yr. Swap Rate EUR + 2.20%, 06/16/2032	EUR	4,100,000	4,746,297
4.00% to 01/15/2030 then 5 yr. Swap Rate EUR + 1.75%, 01/15/2035	EUR	2,200,000	2,526,189
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027		450,000	450,492
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029		850,000	857,086
3.08% (3 mo. EURIBOR + 1.10%), 05/14/2029	EUR	1,900,000	2,212,485
6.37% to 01/31/2030 then UK Government Bond 1 Year Note Generic Bid Yield + 2.80%, 01/31/2031	GBP	3,600,000	4,897,284
Bayerische Landesbank, 1.38% to 11/22/2027 then 5 yr. Swap Rate EUR + 1.40%, 11/22/2032	EUR	3,800,000	4,220,383
Belfius Bank SA, 1.25% to 04/06/2029 then 5 yr. Swap Rate EUR + 1.30%, 04/06/2034	EUR	4,900,000	5,232,614
BNP Paribas SA
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028		3,000,000	2,954,417
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (a)		1,245,000	1,249,317
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (a)		1,200,000	1,229,836
1.13% to 01/15/2027 then 5 yr. Swap Rate EUR + 1.20%, 01/15/2032	EUR	500,000	566,371
2.50% to 03/31/2027 then 5 yr. Swap Rate EUR + 1.60%, 03/31/2032	EUR	1,800,000	2,052,944
4.16% to 08/28/2029 then 5 yr. Swap Rate EUR + 1.70%, 08/28/2034	EUR	3,100,000	3,584,540
BPCE SA
2.50% to 11/30/2027 then BPISDS05 + 1.83%, 11/30/2032	GBP	3,100,000	3,909,531
1.25% to 01/13/2027 then 5 yr. Swap Rate EUR + 1.75%, 01/13/2042	EUR	2,200,000	2,515,747
CaixaBank SA
5.67% to 03/15/2029 then SOFR + 1.78%, 03/15/2030 (a)		2,075,000	2,132,395
4.89% to 07/03/2030 then SOFR + 1.36%, 07/03/2031 (a)		1,950,000	1,951,834
6.13% to 05/30/2029 then 5 yr. Swap Rate EUR + 3.00%, 05/30/2034	EUR	1,500,000	1,833,143
Ceska sporitelna AS, 5.94% to 06/29/2026 then 3 mo. EURIBOR + 2.40%, 06/29/2027	EUR	1,700,000	1,978,086
Citigroup, Inc.
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028		2,250,000	2,223,115
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029		1,030,000	1,035,432
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		875,000	865,338
Commerzbank AG, 4.88% to 10/16/2029 then 5 yr. Swap Rate EUR + 2.15%, 10/16/2034	EUR	3,000,000	3,542,753
Commonwealth Bank of Australia, 4.27% to 06/04/2029 then 5 yr. Swap Rate EUR + 1.35%, 06/04/2034	EUR	2,250,000	2,624,148
Credit Agricole SA
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (a)		1,100,000	1,099,972
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (a)		680,000	668,531
5.50% to 08/28/2028 then 5 yr. Swap Rate EUR + 2.25%, 08/28/2033	EUR	2,200,000	2,636,951
4.13% to 03/18/2030 then 5 yr. Swap Rate EUR + 1.65%, 03/18/2035	EUR	2,200,000	2,542,261
Danske Bank AS, 4.42% to 09/12/2030 then 1 yr. CMT Rate + 0.85%, 09/12/2031 (a)		1,675,000	1,645,472
Deutsche Bank AG
6.13% to 12/12/2029 then SONIA + 2.62%, 12/12/2030	GBP	2,000,000	2,706,025
4.00% to 06/24/2027 then 5 yr. Swap Rate EUR + 3.30%, 06/24/2032	EUR	6,200,000	7,171,474
Deutsche Bank AG/New York NY, 7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027		1,500,000	1,510,185
Erste Bank Hungary Zrt, 3.38% to 01/29/2030 then 3 mo. EURIBOR + 1.00%, 01/29/2031	EUR	2,600,000	2,916,742
Erste Group Bank AG, 0.88% to 11/15/2027 then 5 yr. Swap Rate EUR + 1.10%, 11/15/2032	EUR	2,500,000	2,776,042
Eurobank SA, 6.25% to 04/25/2029 then 5 yr. Swap Rate EUR + 3.71%, 04/25/2034	EUR	2,200,000	2,645,898
First Abu Dhabi Bank PJSC, 6.32% to 04/04/2029 then 5 yr. CMT Rate + 1.70%, 04/04/2034		2,300,000	2,329,063
Hamburg Commercial Bank AG, 4.50%, 07/24/2028	EUR	2,100,000	2,473,602
HSBC Holdings PLC
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029		1,080,000	1,079,451
4.40% to 03/10/2029 then SOFR + 0.99%, 03/10/2030		725,000	719,807
6.36% to 11/16/2027 then 5 yr. Swap Rate EUR + 3.30%, 11/16/2032	EUR	4,800,000	5,751,591
4.60% to 03/22/2030 then 5 yr. Swap Rate EUR + 1.85%, 03/22/2035	EUR	5,100,000	5,970,985
ING Groep NV
2.13% to 05/26/2026 then 5 yr. Swap Rate EUR + 2.40%, 05/26/2031	EUR	1,100,000	1,271,459
4.13% to 08/24/2028 then 5 yr. Swap Rate EUR + 2.50%, 08/24/2033	EUR	3,000,000	3,494,103
4.38% to 08/15/2029 then 5 yr. Swap Rate EUR + 1.65%, 08/15/2034	EUR	4,800,000	5,600,282
Intesa Sanpaolo SpA, 6.18% to 02/20/2029 then 5 yr. Swap Rate EUR + 3.25%, 02/20/2034	EUR	3,000,000	3,673,467
Investec Bank PLC, 3.26% (3 mo. EURIBOR + 1.10%), 06/18/2028	EUR	2,700,000	3,146,586
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (a)		1,300,000	1,329,394
Landsbankinn HF, 5.00%, 05/13/2028	EUR	2,025,000	2,410,098
Lloyds Banking Group PLC, 4.24% to 02/10/2029 then 1 yr. CMT Rate + 0.60%, 02/10/2030		1,200,000	1,187,212
Luminor Bank AS/Estonia, 3.55% to 06/12/2028 then 3 mo. EURIBOR + 1.55%, 06/12/2029	EUR	3,000,000	3,462,212
Nationwide Building Society, 4.38% to 04/16/2029 then 5 yr. Swap Rate EUR + 1.65%, 04/16/2034	EUR	4,200,000	4,900,716
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (b)		1,783,000	1,795,713
3.72% to 02/25/2030 then 5 yr. Swap Rate EUR + 1.40%, 02/25/2035	EUR	3,000,000	3,403,666
NBK SPC Ltd., 1.63% to 09/15/2026 then SOFR + 1.05%, 09/15/2027		750,000	739,268
Nykredit Realkredit AS, 4.00% (5 yr. Swap Rate EUR + 1.65%), 04/24/2035	EUR	3,000,000	3,447,782
OTP Banka dd, 3.50% to 05/20/2027 then 3 mo. EURIBOR + 1.55%, 05/20/2028	EUR	1,000,000	1,155,849
Permanent TSB Group Holdings PLC
4.25% to 07/10/2029 then EURIBOR ICE Swap Rate + 1.60%, 07/10/2030	EUR	2,000,000	2,348,845
3.88% to 12/22/2030 then 5 yr. Swap Rate EUR + 1.55%, 12/22/2035	EUR	975,000	1,096,725
Piraeus Bank SA, 7.25% to 04/17/2029 then 5 yr. Swap Rate EUR + 4.77%, 04/17/2034	EUR	1,125,000	1,383,533
Raiffeisen Bank International AG
1.38% to 06/17/2028 then 5 yr. Swap Rate EUR + 1.60%, 06/17/2033	EUR	2,000,000	2,193,866
5.25% to 01/02/2030 then 5 yr. Swap Rate EUR + 3.10%, 01/02/2035	EUR	900,000	1,071,864
Raiffeisen Bank zrt, 5.15% to 05/23/2029 then 3 mo. EURIBOR + 2.25%, 05/23/2030	EUR	2,100,000	2,508,192
Santander UK Group Holdings PLC
7.10% to 11/16/2026 then BPISDS01 + 2.87%, 11/16/2027	GBP	1,000,000	1,341,211
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029		3,000,000	3,096,384
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029		675,000	668,788
2.96% to 02/16/2029 then EURIBOR ICE Swap Rate + 0.65%, 02/16/2030	EUR	4,550,000	5,151,572
Societe Generale SA
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (a)		1,650,000	1,633,888
3.88% to 11/20/2030 then 5 yr. Swap Rate EUR + 1.50%, 11/20/2035	EUR	3,000,000	3,396,248
Standard Chartered PLC, 5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (a)		1,300,000	1,319,648
Sumitomo Mitsui Banking Corp., 3.54%, 04/02/2030	EUR	2,500,000	2,894,998
Tatra Banka as
0.50% to 04/23/2027 then 3 mo. EURIBOR + 0.80%, 04/23/2028	EUR	1,300,000	1,457,169
4.97% to 04/29/2029 then 3 mo. EURIBOR + 2.10%, 04/29/2030	EUR	1,000,000	1,187,861
UBS Group AG, 2.96% (3 mo. EURIBOR + 0.98%), 05/12/2029	EUR	1,900,000	2,211,750
UniCredit SpA, 5.86% to 06/19/2027 then 5 yr. Mid Swap Rate USD + 3.70%, 06/19/2032 (a)		2,000,000	2,012,468
Wells Fargo & Co., 4.18% (SOFR + 0.74%), 01/23/2030		1,600,000	1,585,955
			221,831,327

Broadcasting - 2.0%
Arqiva Broadcast Finance PLC, 8.63%, 07/01/2030	GBP	1,225,000	1,395,246
Asmodee Group AB, 5.75%, 12/15/2029	EUR	506,667	604,486
Canal+ SA, 4.63%, 12/03/2030	EUR	2,300,000	2,624,468
Discovery Global Holdings, Inc.
3.76%, 03/15/2027		1,622,000	1,603,006
4.05%, 03/15/2029		1,630,000	1,575,680
Fox Corp., 4.71%, 01/25/2029		2,030,000	2,035,237
Lagardere SA, 4.75%, 06/12/2030	EUR	2,000,000	2,310,315
Nexstar Media, Inc., 4.75%, 11/01/2028 (a)		2,975,000	2,925,378
Pinewood Finco PLC, 6.00%, 03/27/2030	GBP	2,075,000	2,686,311
Sirius XM Radio LLC, 4.13%, 07/01/2030 (a)		1,325,000	1,240,019
Univision Communications, Inc., 8.00%, 08/15/2028 (a)		2,800,000	2,840,584
			21,840,730

Building Materials - 0.2%
HT Troplast GmbH, 9.38%, 07/15/2028	EUR	1,225,000	1,440,488
James Hardie International Finance DAC, 5.00%, 01/15/2028 (a)		422,000	418,713
Project Grand UK PLC, 9.00%, 06/01/2029	EUR	250,000	294,674
			2,153,875

Cable/Satellite TV - 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2029 (a)		8,800,000	8,684,301
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 06/01/2029		1,020,000	1,056,720
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)		1,087,000	1,084,893
			10,825,914

Capital Goods - 2.1%
CK Hutchison International 24 Ltd., 5.38%, 04/26/2029		8,000,000	8,223,125
Fortune Star BVI Ltd.
3.95%, 10/02/2026	EUR	700,000	803,898
6.80%, 09/09/2029		2,475,000	2,347,661
5.88%, 11/20/2030	EUR	2,125,000	2,283,361
KION Group AG, 4.13%, 03/24/2031	EUR	2,700,000	3,081,142
Traton Finance Luxembourg SA
5.63%, 01/16/2029	GBP	2,000,000	2,651,887
3.13%, 05/12/2029	EUR	2,700,000	3,064,517
Weir Group PLC, 6.88%, 06/14/2028	GBP	356,000	482,291
			22,937,882

Chemicals - 1.4%
Alpek SAB de CV, 4.25%, 09/18/2029		2,000,000	1,851,331
Azelis Finance NV, 4.75%, 09/25/2029	EUR	1,525,000	1,763,769
INEOS Finance PLC, 6.63%, 05/15/2028	EUR	1,775,000	2,002,852
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030	EUR	1,825,000	1,631,272
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)		1,800,000	1,727,248
2.30%, 11/01/2030 (a)		800,000	712,735
Italmatch Chemicals SpA, 6.25%, 02/05/2031	EUR	350,000	384,601
Olympus Water US Holding Corp., 3.88%, 10/01/2028	EUR	1,500,000	1,688,361
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/2030		2,400,000	2,357,400
SNF Group SACA, 5.63%, 03/31/2031		805,000	814,555
			14,934,124

Consumer-Products - 0.7%
Energizer Gamma Acquisition BV, 3.50%, 06/30/2029	EUR	3,000,000	3,272,058
Energizer Holdings, Inc., 4.38%, 03/31/2029 (a)		275,000	261,802
Whirlpool Corp., 6.13%, 06/15/2030		2,950,000	2,879,271
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/2028	EUR	1,300,000	1,385,526
			7,798,657

Containers - 1.3%
Amcor Flexibles North America, Inc.
4.25%, 03/08/2029		2,150,000	2,130,690
5.10%, 03/17/2030		1,300,000	1,312,773
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 5.00%, 01/30/2031	EUR	1,275,000	1,432,979
Klabin Austria GmbH, 5.75%, 04/03/2029		2,400,000	2,415,638
OI European Group BV, 5.25%, 06/01/2029	EUR	1,725,000	1,973,482
Progroup AG, 5.13%, 04/15/2029	EUR	1,600,000	1,849,623
Silgan Holdings, Inc., 4.25%, 02/15/2031	EUR	2,800,000	3,143,925
			14,259,110

Diversified Financial Services - 9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.45%, 04/15/2027		1,481,000	1,509,125
4.63%, 10/15/2027		800,000	801,231
4.13%, 02/28/2029		2,650,000	2,615,246
Air Lease Corp., 2.10%, 09/01/2028		745,000	701,044
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028		1,025,000	1,037,404
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)		600,000	605,412
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029		2,575,000	2,615,536
Aviation Capital Group LLC, 3.50%, 11/01/2027 (a)		3,000,000	2,946,751
Avolon Holdings Funding Ltd.
4.20%, 04/15/2029 (a)		3,500,000	3,435,166
4.90%, 10/10/2030 (a)		1,850,000	1,838,155
Block, Inc., 5.63%, 08/15/2030 (a)		775,000	770,236
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)		2,825,000	2,660,359
CA Auto Bank SPA/Ireland, 6.00%, 12/06/2026	GBP	1,500,000	1,997,950
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)		2,350,000	2,296,069
Capital One Financial Corp., 5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029		1,330,000	1,350,080
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)		2,300,000	2,336,246
Deutsche Pfandbriefbank AG
5.00%, 02/05/2027	EUR	1,300,000	1,505,607
3.25%, 09/01/2028	EUR	4,275,000	4,809,225
Esic Sukuk Ltd., 5.83%, 02/14/2029		2,300,000	2,300,268
Fidelity National Information Services, Inc.
4.45%, 03/10/2028		1,425,000	1,421,671
3.45%, 03/10/2030	EUR	1,100,000	1,257,514
Fiserv, Inc.
2.25%, 06/01/2027		535,000	520,749
5.38%, 08/21/2028		700,000	711,029
4.20%, 10/01/2028		1,137,000	1,124,082
3.50%, 07/01/2029		1,000,000	958,146
Global Payments, Inc., 4.50%, 11/15/2028		1,925,000	1,906,336
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		2,225,000	2,263,497
4.52% to 01/21/2031 then SOFR + 0.96%, 01/21/2032		925,000	911,222
HLD Europe SCA, 4.13%, 04/02/2030	EUR	1,700,000	1,967,870
Hyundai Card Co. Ltd., 5.75%, 04/24/2029		860,000	886,803
India Vehicle Finance, 5.85%, 03/25/2029		2,156,600	2,163,985
Jerrold Finco PLC
7.88%, 04/15/2030	GBP	900,000	1,189,103
7.50%, 06/15/2031	GBP	1,025,000	1,339,320
Mirae Asset Securities Co. Ltd., 4.38%, 10/14/2028		2,750,000	2,730,351
Morgan Stanley
3.59%, 07/22/2028 (c)		2,500,000	2,471,049
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030		1,500,000	1,521,225
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030		900,000	925,916
5.23% to 01/15/2030 then SOFR + 1.11%, 01/15/2031		2,000,000	2,031,085
4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032		1,875,000	1,844,898
MSCI, Inc., 4.00%, 11/15/2029 (a)		1,300,000	1,262,956
Muthoot Finance Ltd.
6.38%, 04/23/2029		250,000	248,543
5.75%, 08/04/2030		1,950,000	1,874,035
National Rural Utilities Cooperative Finance Corp., 4.30%, 12/10/2030		400,000	396,004
Oma Saastopankki Oyj, 4.38% (3 mo. EURIBOR + 2.30%), 10/02/2029	EUR	2,000,000	2,328,055
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)		325,000	300,879
Power Finance Corp. Ltd., 1.84%, 09/21/2028	EUR	1,900,000	2,108,566
REC Ltd.
2.25%, 09/01/2026		200,000	198,045
2.75%, 01/13/2027		2,840,000	2,798,814
4.75%, 09/27/2029		1,500,000	1,499,295
Servicios Financieros Carrefour Establecimiento Financiero de Credito SA, 3.50%, 09/29/2028	EUR	1,000,000	1,146,592
Shriram Finance Ltd., 6.15%, 04/03/2028		5,375,000	5,412,808
SoftBank Group Corp.
4.00%, 07/06/2026		1,475,000	1,469,684
5.00%, 04/15/2028	EUR	2,000,000	2,307,913
6.50%, 04/10/2029		1,200,000	1,179,150
TP ICAP Finance PLC, 7.88%, 04/17/2030	GBP	1,500,000	2,102,229
Worldline SA/France, 0.88%, 06/30/2027	EUR	3,600,000	3,913,895
			98,824,424

Diversified Media - 0.4%
News Corp., 3.88%, 05/15/2029 (a)		3,760,000	3,629,773
Omnicom Group, Inc., 4.20%, 03/02/2029		550,000	544,369
			4,174,142

Energy - 3.1%
Devon Energy Corp., 5.88%, 06/15/2028		1,080,000	1,080,491
DT Midstream, Inc., 4.13%, 06/15/2029 (a)		2,675,000	2,619,583
Energean PLC, 5.63%, 05/12/2031	EUR	1,850,000	2,086,648
Expand Energy Corp.
5.38%, 02/01/2029		800,000	800,170
5.38%, 03/15/2030		463,000	467,062
ONEOK, Inc., 4.40%, 10/15/2029		975,000	969,417
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (a)		3,000,000	3,013,192
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/2029	EUR	4,175,000	4,884,295
Sunoco LP, 5.63%, 03/15/2031 (a)		1,650,000	1,643,508
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 01/15/2028 (a)		5,875,000	5,829,051
Targa Resources Corp., 6.15%, 03/01/2029		930,000	968,925
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/2026		900,000	897,822
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)		4,000,000	3,803,572
Vistra Operations Co. LLC, 4.30%, 10/15/2028 (a)		590,000	583,150
Wintershall Dea Finance BV
1.33%, 09/25/2028	EUR	4,100,000	4,452,267
3.83%, 10/03/2029	EUR	225,000	258,676
			34,357,829

Environmental - 0.3%
Currenta Group Holdings Sarl, 5.50%, 05/15/2030	EUR	2,950,000	3,397,682

Food & Drug Retail - 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.50%, 03/31/2031 (a)		1,250,000	1,237,203
Eroski S Coop, 5.75%, 05/15/2031	EUR	675,000	790,650
J Sainsbury PLC, 5.13%, 06/29/2030	GBP	2,000,000	2,660,425
Market Bidco Finco PLC
6.75%, 01/31/2031	EUR	1,500,000	1,671,978
8.75%, 01/31/2031	GBP	1,225,000	1,545,498
Picard Groupe SAS, 6.38%, 07/01/2029	EUR	1,975,000	2,309,828
			10,215,582

Food/Beverage/Tobacco - 2.6%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)		500,000	505,101
Barry Callebaut Services NV, 3.75%, 02/19/2028	EUR	1,500,000	1,731,944
Campbell's Co., 5.20%, 03/21/2029		1,000,000	1,010,039
Davide Campari-Milano NV, 1.25%, 10/06/2027	EUR	925,000	1,036,910
Flora Food Management BV, 6.88%, 07/02/2029	EUR	2,125,000	2,308,432
Keurig Dr Pepper, Inc.
5.10%, 03/15/2027		700,000	702,774
4.35%, 05/15/2028		2,500,000	2,491,447
5.05%, 03/15/2029		2,500,000	2,527,439
3.95%, 04/15/2029		740,000	725,023
Maple Parent Holdings Corp.
3.50%, 03/26/2028	EUR	1,715,000	1,976,803
4.75%, 03/26/2029 (a)		500,000	500,102
Mars, Inc., 4.80%, 03/01/2030 (a)		2,000,000	2,021,598
Minerva Luxembourg SA, 4.38%, 03/18/2031		2,250,000	2,038,235
NBM US Holdings, Inc., 6.63%, 08/06/2029		2,500,000	2,505,500
Nomad Foods Bondco PLC, 2.50%, 06/24/2028	EUR	2,287,000	2,550,052
Performance Food Group, Inc., 6.13%, 09/15/2032 (a)		1,300,000	1,303,686
Tereos Finance Groupe I SA
4.75%, 04/30/2027	EUR	600,000	695,235
5.88%, 04/30/2030	EUR	1,925,000	2,143,808
			28,774,128

Gaming - 1.3%
Cirsa Finance International Sarl, 6.50%, 03/15/2029	EUR	1,050,000	1,239,674
Flutter Treasury DAC
5.00%, 04/29/2029	EUR	825,000	964,340
6.38%, 04/29/2029 (a)		2,200,000	2,245,725
5.88%, 06/04/2031 (a)		200,000	197,834
Las Vegas Sands Corp., 5.63%, 06/15/2028		3,000,000	3,039,445
Lottomatica Group SpA, 4.88%, 01/31/2031	EUR	1,600,000	1,871,592
Sands China Ltd.
2.30%, 03/08/2027 (d)		800,000	781,308
5.40%, 08/08/2028 (d)		3,500,000	3,527,734
			13,867,652

Healthcare - 3.7%
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc., 5.89% (3 mo. EURIBOR + 3.88%), 01/15/2031	EUR	850,000	985,282
Baxter International, Inc., 4.45%, 02/15/2029		2,225,000	2,197,461
Centene Corp.
4.25%, 12/15/2027		1,205,000	1,184,292
4.63%, 12/15/2029		400,000	379,957
Cigna Group, 4.50%, 09/15/2030		1,250,000	1,246,312
CVS Health Corp.
5.00%, 01/30/2029		2,000,000	2,026,308
3.75%, 04/01/2030		3,000,000	2,898,523
Ephios Subco 3 Sarl, 7.88%, 01/31/2031	EUR	1,075,000	1,306,997
FIS Fabbrica Italiana Sintetici SpA, 5.25%, 02/05/2031	EUR	625,000	699,636
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030		1,007,000	1,051,180
Grifols SA, 7.13%, 05/01/2030	EUR	2,500,000	2,995,273
Gruenenthal GmbH, 4.63%, 11/15/2031	EUR	1,975,000	2,244,219
HCA, Inc.
5.00%, 03/01/2028		950,000	959,657
4.13%, 06/15/2029		1,325,000	1,306,165
3.50%, 09/01/2030		675,000	641,322
4.30%, 11/15/2030		500,000	491,726
Humana, Inc.
5.75%, 12/01/2028		1,507,000	1,545,688
4.88%, 04/01/2030		2,000,000	1,996,487
IQVIA, Inc., 5.70%, 05/15/2028		1,475,000	1,504,389
Medline Borrower LP, 5.25%, 10/01/2029 (a)		1,075,000	1,066,074
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)		2,000,000	2,038,515
Nidda Healthcare Holding GmbH
7.00%, 02/21/2030	EUR	1,500,000	1,771,646
5.38%, 10/23/2030	EUR	800,000	923,777
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 2.88%, 04/30/2028	EUR	2,000,000	2,231,514
Quest Diagnostics, Inc., 4.63%, 12/15/2029		980,000	987,208
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/2029	EUR	1,500,000	1,895,447
UCB SA, 4.25%, 03/20/2030	EUR	1,400,000	1,644,303
			40,219,358

Homebuilders/Real Estate - 8.3%
Akelius Residential Property AB, 3.95%, 03/25/2031	EUR	2,075,000	2,342,749
Aldar Sukuk No 2 Ltd., 3.88%, 10/22/2029		4,700,000	4,475,309
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027		2,200,000	2,181,075
Altrad Investment Authority SAS, 3.70%, 06/23/2029	EUR	4,100,000	4,708,240
American Tower Corp.
1.50%, 01/31/2028		3,000,000	2,843,089
5.25%, 07/15/2028		700,000	712,203
5.20%, 02/15/2029		555,000	564,592
Arcadis NV, 4.88%, 02/28/2028	EUR	2,000,000	2,353,621
Aroundtown SA
3.50%, 05/13/2030	EUR	5,000,000	5,542,016
3.63%, 04/10/2031	GBP	1,200,000	1,412,581
Assemblin Caverion Group AB, 6.25%, 07/01/2030	EUR	575,000	677,453
Balder Finland Oyj, 1.00%, 01/20/2029	EUR	2,000,000	2,126,480
Blackstone Property Partners Europe Holdings Sarl, 1.00%, 05/04/2028	EUR	3,200,000	3,491,696
CTP NV, 3.38%, 07/19/2030	EUR	4,600,000	5,169,788
Grand City Properties SA, 4.38%, 01/09/2030	EUR	2,100,000	2,441,482
Hammerson PLC, 7.25%, 04/21/2028	GBP	1,900,000	2,590,099
Heimstaden Bostad AB, 3.88%, 11/05/2029	EUR	2,125,000	2,426,479
Heimstaden Bostad Treasury BV, 1.00%, 04/13/2028	EUR	2,000,000	2,193,613
Kennedy-Wilson, Inc., 4.75%, 03/01/2029		4,675,000	4,627,379
Lennar Corp., 5.20%, 07/30/2030		525,000	531,593
Logicor Financing Sarl
4.63%, 07/25/2028	EUR	1,700,000	2,007,810
3.25%, 11/13/2028	EUR	3,000,000	3,444,557
2.75%, 01/15/2030	GBP	2,400,000	2,863,613
MasTec, Inc., 4.50%, 08/15/2028 (a)		3,500,000	3,461,331
MLP Group SA, 4.75%, 01/20/2031	EUR	2,000,000	2,212,337
New Immo Holding SA
5.88%, 04/17/2028	EUR	500,000	579,719
4.95%, 11/14/2030	EUR	1,800,000	2,007,417
Public Property Invest AS, 3.25%, 04/21/2029	EUR	3,175,000	3,604,418
Sagax Euro Mtn NL BV, 1.00%, 05/17/2029	EUR	2,000,000	2,128,025
Supernova Invest GmbH, 5.00%, 06/24/2030	EUR	2,225,000	2,561,602
Toll Brothers Finance Corp., 4.88%, 03/15/2027		1,300,000	1,302,162
Tritax Big Box REIT PLC
3.13%, 12/14/2031	GBP	700,000	818,881
4.75%, 11/12/2032	GBP	1,100,000	1,392,941
Trust 2401, 4.87%, 01/15/2030 (a)		1,649,000	1,588,820
Trust Fibra Uno, 4.87%, 01/15/2030		851,000	817,082
VIA Outlets BV, 1.75%, 11/15/2028	EUR	1,063,000	1,168,892
VICI Properties LP, 4.75%, 04/01/2028		500,000	500,603
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/2029 (a)		4,755,000	4,675,428
Webuild SpA, 4.88%, 04/30/2030	EUR	1,200,000	1,393,458
			91,940,633

Hotels - 0.8%
Essendi SA
6.38%, 10/15/2029	EUR	600,000	698,079
5.38%, 05/15/2030	EUR	2,000,000	2,269,835
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)		2,675,000	2,541,366
Hyatt Hotels Corp., 5.25%, 06/30/2029		2,500,000	2,539,673
Whitbread Group PLC, 3.00%, 05/31/2031	GBP	900,000	1,044,911
			9,093,864

Insurance - 1.1%
Athora Holding Ltd., 6.63%, 06/16/2028	EUR	2,400,000	2,891,283
Athora Netherlands NV, 5.38% to 08/31/2027 then 5 yr. Swap Rate EUR + 4.01%, 08/31/2032	EUR	3,775,000	4,422,744
Fidelidade - Co. De Seguros SA/Portugal, 4.25% to 09/04/2026 then 5 yr. Swap Rate EUR + 4.49%, 09/04/2031	EUR	4,000,000	4,645,768
			11,959,795

Leisure - 0.7%
CPUK Finance Ltd., 5.94%, 08/28/2030	GBP	750,000	1,009,419
eDreams ODIGEO SA, 4.88%, 12/30/2030	EUR	950,000	939,044
NCL Corp. Ltd., 5.88%, 01/15/2031 (a)		2,350,000	2,270,721
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)		3,250,000	3,287,480
			7,506,664

Metals/Mining - 0.3%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028		225,000	216,281
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029		1,200,000	1,223,988
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028		1,800,000	1,835,243
			3,275,512

Paper - 0.2%
Suzano Austria GmbH, 6.00%, 01/15/2029		2,100,000	2,149,071

Publishing/Printing - 0.4%
Future PLC, 6.75%, 07/10/2030	GBP	1,600,000	1,924,499
McGraw-Hill Education, Inc., 5.75%, 08/01/2028 (a)		2,550,000	2,520,655
			4,445,154

Restaurants - 0.3%
Bertrand Franchise Finance SAS, 5.78% (3 mo. EURIBOR + 3.75%), 07/18/2030	EUR	1,075,000	1,212,845
Punch Finance PLC, 7.88%, 12/30/2030	GBP	1,825,000	2,408,775
			3,621,620

Services - 3.2%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 5.38%, 05/21/2030	EUR	2,650,000	3,079,109
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)		1,600,000	1,564,012
Arena Luxembourg Finance Sarl, 4.52% (3 mo. EURIBOR + 2.50%), 05/01/2030	EUR	975,000	1,127,843
Boels Topholding BV, 5.75%, 05/15/2030	EUR	1,950,000	2,273,000
Eurofins Scientific SE, 4.00%, 07/06/2029	EUR	2,700,000	3,159,461
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	2,000,000	2,306,537
Kapla Holding SAS, 5.65% (3 mo. EURIBOR + 3.50%), 07/31/2030	EUR	1,975,000	2,280,962
Leasys SpA, 2.61% (3 mo. EURIBOR + 0.50%), 09/22/2027	EUR	1,900,000	2,195,744
Loxam SAS
4.50%, 02/15/2027	EUR	425,000	490,915
6.38%, 05/31/2029	EUR	1,372,500	1,632,009
4.25%, 02/15/2031	EUR	875,000	985,435
Multiversity SpA, 7.13%, 05/17/2031	EUR	1,500,000	1,736,963
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)		1,050,000	1,052,672
OEG Finance PLC, 7.25%, 09/27/2029	EUR	1,500,000	1,794,337
PeopleCert Wisdom Issuer PLC, 5.50%, 06/15/2031	EUR	875,000	950,248
Q-Park Holding I BV, 5.13%, 03/01/2029	EUR	1,000,000	1,166,360
Rekeep SpA, 9.00%, 09/15/2029	EUR	1,100,000	1,013,265
Rentokil Terminix Funding LLC, 5.00%, 04/28/2030 (a)		775,000	778,298
Summer BC Holdco B SARL, 5.88%, 02/15/2030	EUR	1,675,000	1,668,452
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		3,500,000	3,473,128
Verisure Holding AB, 7.13%, 02/01/2028	EUR	850,000	1,000,810
			35,729,560

Steel - 0.4%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/2028		4,000,000	4,026,421

Super Retail - 1.6%
AA Bond Co. Ltd., 8.45%, 01/31/2028	GBP	4,000,000	5,530,078
Advance Auto Parts, Inc., 7.00%, 08/01/2030 (a)		2,025,000	2,044,798
Amazon.com, Inc., 4.25%, 03/13/2031		1,725,000	1,712,228
Dick's Sporting Goods, Inc., 4.00%, 10/01/2029 (a)		1,685,000	1,640,692
ITM Entreprises SAS, 5.75%, 07/22/2029	EUR	3,100,000	3,766,144
Levi Strauss & Co., 4.00%, 08/15/2030	EUR	2,125,000	2,448,572
			17,142,512

Supranational - 0.2%
Africa Finance Corp., 4.38%, 04/17/2026		2,200,000	2,201,065

Technology - 5.6%
Airbnb, Inc., 4.40%, 03/16/2029		1,075,000	1,073,806
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/2030	EUR	2,575,000	2,829,852
ams-OSRAM AG, 10.50%, 03/30/2029	EUR	2,250,000	2,732,843
Broadcom, Inc.
5.05%, 07/12/2029		600,000	612,461
4.60%, 07/15/2030		3,000,000	3,014,543
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)		3,250,000	3,174,912
Concentrix Corp.
6.65%, 08/02/2026		217,000	217,972
6.60%, 08/02/2028		1,170,000	1,162,865
6.50%, 03/01/2029		1,975,000	1,917,220
Dell International LLC / EMC Corp., 5.00%, 04/01/2030		980,000	992,652
Foundry JV Holdco LLC, 5.90%, 01/25/2030 (a)		1,930,000	1,998,466
Hewlett Packard Enterprise Co., 4.15%, 09/15/2028		700,000	693,997
Intel Corp.
3.15%, 05/11/2027		540,000	532,377
3.75%, 08/05/2027		140,000	138,869
4.88%, 02/10/2028		360,000	362,460
Jabil, Inc., 4.20%, 02/01/2029		950,000	938,610
LG Energy Solution Ltd.
5.38%, 07/02/2027 (a)		950,000	957,092
5.25%, 04/02/2028		2,600,000	2,621,243
5.75%, 09/25/2028		1,830,000	1,868,034
Micron Technology, Inc., 5.30%, 01/15/2031		1,800,000	1,884,266
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028		1,000,000	995,446
Oracle Corp.
4.80%, 08/03/2028		1,300,000	1,300,684
4.55%, 02/04/2029		2,725,000	2,690,873
6.15%, 11/09/2029		550,000	567,296
2.95%, 04/01/2030		4,020,000	3,668,352
PayPal Holdings, Inc., 2.85%, 10/01/2029		2,000,000	1,897,144
Qorvo, Inc., 4.38%, 10/15/2029		2,000,000	1,955,561
Rocket Software, Inc., 9.00%, 11/28/2028 (a)		2,675,000	2,662,547
Roper Technologies, Inc., 4.50%, 10/15/2029		990,000	984,031
Salesforce, Inc., 4.50%, 03/15/2028		1,400,000	1,400,524
SK Battery America, Inc., 4.88%, 01/23/2027		2,000,000	2,006,740
SK hynix, Inc., 6.38%, 01/17/2028		2,000,000	2,065,125
TD SYNNEX Corp., 4.30%, 01/17/2029		1,125,000	1,112,899
Teleperformance SE
5.25%, 11/22/2028	EUR	2,900,000	3,429,528
4.25%, 01/21/2030	EUR	2,800,000	3,210,020
Ubisoft Entertainment SA, 0.88%, 11/24/2027	EUR	2,500,000	2,334,327
			62,005,637

Telecommunications - 2.4%
American Tower Corp., 3.95%, 03/15/2029		75,000	73,813
Eutelsat Communications SACA, 5.75%, 03/15/2031	EUR	1,150,000	1,335,431
Fibercop SpA
7.88%, 07/31/2028	EUR	1,400,000	1,736,119
5.02% (3 mo. EURIBOR + 3.00%), 06/30/2031	EUR	2,550,000	2,949,201
NTT Finance Corp., 4.88%, 07/16/2030 (a)		3,000,000	3,019,934
PLT VII Finance Sarl, 5.65% (3 mo. EURIBOR + 3.50%), 06/15/2031	EUR	1,350,000	1,556,153
Rogers Communications, Inc., 5.00%, 02/15/2029		2,620,000	2,646,964
SES SA
0.88%, 11/04/2027	EUR	1,100,000	1,219,214
3.50%, 01/14/2029	EUR	2,400,000	2,742,992
TDC Net AS
5.06%, 05/31/2028	EUR	1,500,000	1,779,525
5.19%, 08/02/2029	EUR	975,000	1,172,777
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/2029		1,150,000	1,134,280
United Group BV
6.75%, 02/15/2031	EUR	675,000	787,547
6.50%, 10/31/2031	EUR	2,275,000	2,600,900
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)		1,050,000	1,097,803
Ziggo BV, 2.88%, 01/15/2030	EUR	1,000,000	1,066,521
			26,919,174

Transportation Excluding Air/Rail - 2.5%
CMA CGM SA
5.50%, 07/15/2029	EUR	220,000	256,627
5.00%, 01/15/2031	EUR	1,375,000	1,536,392
Delhi International Airport Ltd., 6.13%, 10/31/2026		2,000,000	2,003,829
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (a)		3,480,000	3,438,934
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		3,500,000	3,428,127
GXO Logistics, Inc.
1.65%, 07/15/2026		1,475,000	1,461,924
6.25%, 05/06/2029		990,000	1,026,941
IDS Financing PLC, 3.25%, 10/01/2029	EUR	1,900,000	2,143,689
International Distribution Services PLC
5.25%, 09/14/2028	EUR	3,000,000	3,579,753
7.38%, 09/14/2030	GBP	3,900,000	5,380,627
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/2028		800,000	816,101
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.55%, 05/01/2028 (a)		2,275,000	2,313,410
			27,386,354

Utilities - 1.2%
Anglian Water Services Financing PLC, 5.88%, 06/20/2031	GBP	850,000	1,131,794
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)		1,000,000	1,006,113
Fells Point Funding Trust, 3.05%, 01/31/2027 (a)		1,300,000	1,285,413
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028		1,100,000	1,092,666
National Central Cooling Co. PJSC, 2.50%, 10/21/2027		2,000,000	1,915,341
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030		1,000,000	1,018,063
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)		525,000	526,867
Yorkshire Water Finance PLC, 1.75%, 11/26/2026	GBP	4,341,000	5,617,264
			13,593,521
TOTAL CORPORATE BONDS (Cost $990,950,542)			996,932,146

COLLATERALIZED LOAN OBLIGATIONS - 4.1%		Par	Value
Ares European CLO, A Series 21X, Class A, 3.24% (3 mo. EURIBOR + 1.22%), 04/15/2038	EUR	2,300,000	2,645,191
Aurium CLO, AR Series 7X, Class AR, 3.47% (3 mo. EURIBOR + 1.35%), 10/15/2038	EUR	1,325,000	1,533,422
Avoca CLO, A1 Series 32X, Class A1, 3.19% (3 mo. EURIBOR + 1.17%), 04/15/2039	EUR	2,300,000	2,647,709
Bain Capital Credit CLO, A1 Series 2024-6A, Class A1, 5.00% (3 mo. Term SOFR + 1.33%), 01/21/2038 (a)		2,000,000	2,000,016
Bain Capital Euro CLO, A1 Series 2024-3X, Class A1, 3.33% (3 mo. EURIBOR + 1.30%), 01/18/2038	EUR	2,000,000	2,307,666
Ballyrock CLO Ltd., A1A Series 2024-28A, Class A1A, 4.99% (3 mo. Term SOFR + 1.32%), 01/20/2038 (a)		1,375,000	1,375,591
Blackrock European Clo XIII DAC, A Series 15X, Class A, 3.33% (3 mo. EURIBOR + 1.29%), 01/28/2038	EUR	1,700,000	1,960,305
Cairn CLO, A Series 2024-19X, Class A, 3.32% (3 mo. EURIBOR + 1.30%), 04/15/2039	EUR	2,000,000	2,307,666
Canyon Euro CLO, A Series 2025-2X, Class A, 3.40% (3 mo. EURIBOR + 1.35%), 10/15/2039	EUR	2,500,000	2,890,850
Capital Four CLO, A Series 8X, Class A, 3.32% (3 mo. EURIBOR + 1.29%), 10/25/2037	EUR	1,750,000	2,019,717
Carlyle Euro CLO, A1R3 Series 2013-1X, Class A1R3, 3.40% (3 mo. EURIBOR + 1.36%), 10/15/2038	EUR	2,000,000	2,312,677
CVC Cordatus Loan Fund, A1 Series 33X, Class A1, 3.40% (3 mo. EURIBOR + 1.29%), 03/24/2038	EUR	2,000,000	2,313,091
Henley CLO, A1 Series 12X, Class A1, 3.30% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	1,800,000	2,076,379
Jubilee CLO, A Series 2024-29X, Class A, 3.32% (3 mo. EURIBOR + 1.30%), 01/15/2039	EUR	2,000,000	2,308,036
Neuberger Berman CLO Ltd., A Series 2024-58A, Class A, 5.01% (3 mo. Term SOFR + 1.34%), 10/18/2038 (a)		1,100,000	1,101,112
Penta CLO, A Series 2024-18X, Class A, 3.30% (3 mo. EURIBOR + 1.28%), 01/15/2038	EUR	2,000,000	2,311,038
Providus CLO, A Series 11X, Class A, 3.32% (3 mo. EURIBOR + 1.29%), 01/20/2038	EUR	2,000,000	2,310,248
Ravensdale Park CLO, A Series 1X, Class A, 3.20% (3 mo. EURIBOR + 1.17%), 04/25/2038	EUR	950,000	1,092,559
RRE Loan Management, A1 Series 24X, Class A1, 3.18% (3 mo. EURIBOR + 1.16%), 04/15/2040	EUR	2,300,000	2,646,491
Trinitas Euro CLO, A Series 8X, Class A, 3.32% (3 mo. EURIBOR + 1.30%), 01/15/2038	EUR	2,000,000	2,304,822
Voya Euro CLO, A Series 8X, Class A, 3.30% (3 mo. EURIBOR + 1.28%), 01/15/2039	EUR	2,000,000	2,312,909
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $42,338,670)			44,777,495

BANK LOANS - 2.8%		Par	Value
Capital Goods - 0.1%
Emrld Borrower LP, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 08/04/2031		876,700	876,244

Diversified Financial Services - 0.2%
Citadel Securities Global Holdings LLC, Senior Secured First Lien, 5.70% (3 mo. SOFR US + 2.00%), 10/31/2031		2,450,234	2,455,858

Healthcare - 0.3%
Financiere Mendel SASU, Senior Secured First Lien, 10.81% (3 mo. EURIBOR + 3.00%), 11/13/2030	EUR	1,000,000	1,155,474
Phoenix Guarantor, Inc., Senior Secured First Lien, 13.12% (1 mo. SOFR US + 2.50%), 02/21/2031		2,450,188	2,454,022
			3,609,496

Railroads - 0.3%
Genesee & Wyoming, Inc., Senior Secured First Lien, 5.45% (3 mo. SOFR US + 1.75%), 04/10/2031		3,447,500	3,434,934

Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/23/2030		1,880,789	1,878,918

Services - 0.2%
Circet Europe SASU, Senior Secured First Lien, 9.13% (3 mo. EURIBOR + 3.25%), 10/16/2028	EUR	1,000,000	1,154,827
PG Polaris BidCo Sarl, Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 03/26/2031		1,189,409	1,191,216
			2,346,043

Super Retail - 0.2%
Peer Holding III BV, Senior Secured First Lien
6.20% (3 mo. SOFR US + 2.50%), 07/01/2031		869,000	868,322
4.88% (3 mo. EURIBOR + 2.75%), 11/24/2031	EUR	1,000,000	1,155,255
			2,023,577

Technology - 0.4%
Coherent Corp., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 07/02/2029		532,102	533,653
Gen Digital, Inc., Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 09/12/2029		2,393,816	2,373,720
OAK-Eagle Acquireco, Inc., 7.21% (1 mo. Term SOFR + 3.50%), 03/24/2033		1,846,154	1,836,923
			4,744,296

Telecommunications - 0.3%
Masorange Finco PLC, Senior Secured First Lien, 9.60% (6 mo. EURIBOR + 2.25%), 03/25/2031	EUR	1,000,000	1,155,988
Odido Holding BV, Senior Secured First Lien, 10.86% (3 mo. EURIBOR + 2.90%), 03/29/2029	EUR	1,000,000	1,157,722
Ziggo BV, Senior Secured First Lien, 7.94% (1 mo. EURIBOR + 3.00%), 01/31/2029	EUR	1,000,000	1,121,660
			3,435,370

Transportation Excluding Air/Rail - 0.2%
First Student Bidco, Inc., Senior Secured First Lien, 5.95% (3 mo. SOFR US + 2.25%), 08/15/2030		1,537,162	1,534,119
			1,534,119

Utilities - 0.4%
Calpine Construction Finance Co. LP, Senior Secured First Lien, 5.42% (1 mo. SOFR US + 1.75%), 07/31/2030		3,500,000	3,505,460
Constellation Renewables LLC, Senior Secured First Lien, 5.67% (3 mo. SOFR US + 2.00%), 12/15/2027		937,394	939,348
			4,444,808
TOTAL BANK LOANS (Cost $30,338,848)			30,783,663

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (e)		12,457,166	12,457,166
TOTAL MONEY MARKET FUNDS (Cost $12,457,166)			12,457,166

TOTAL INVESTMENTS - 98.5% (Cost $1,076,085,226)			1,084,950,470
Other Assets in Excess of Liabilities - 1.5%			16,839,159
TOTAL NET ASSETS - 100.0%			$1,101,789,629

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average
EUR - Euro
GBP - British Pound

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $161,060,142 or 14.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Muzinich Low Duration Fund
Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	04/21/2026	USD	204,644,650	EUR	175,000,000	$2,158,115
U.S. Bancorp Investments, Inc.	04/21/2026	USD	87,656,378	EUR	75,000,000	876,435
U.S. Bancorp Investments, Inc.	06/17/2026	USD	308,441,666	EUR	265,000,000	1,038,469
U.S. Bancorp Investments, Inc.	04/21/2026	USD	31,714,566	GBP	23,800,000	213,881
U.S. Bancorp Investments, Inc.	04/21/2026	USD	62,789,594	GBP	46,800,000	847,072
U.S. Bancorp Investments, Inc.	04/21/2026	EUR	38,000,000	USD	44,580,460	(611,955)
U.S. Bancorp Investments, Inc.	04/21/2026	GBP	18,000,000	USD	24,145,938	(321,891)
Net Unrealized Appreciation (Depreciation)						$4,200,126

EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Muzinich Low Duration Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$996,932,146	$–	$996,932,146
Collateralized Loan Obligations	–	44,777,495	–	44,777,495
Bank Loans	–	30,783,663	–	30,783,663
Money Market Funds	12,457,166	–	–	12,457,166
Total Investments	$12,457,166	$1,072,493,304	$–	$1,084,950,470

Other Financial Instruments:
Forward Currency Contracts *	$–	$5,133,972	$–	$5,133,972
Total Other Financial Instruments	$–	$5,133,972	$–	$5,133,972

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$–	$(933,846)	$–	$(933,846)
Total Other Financial Instruments	$–	$(933,846)	$–	$(933,846)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.